Provisions - Schedule of status and changes of the defined benefit obligations, United Kingdom (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Benefits paid by settlements	€ 133	€ 20	€ 2
United Kingdom
Disclosure of net defined benefit liability (asset) [line items]
Financial actuarial (gains)/losses	117
United Kingdom | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at beginning of period	8,898	9,451	8,982
Net incorporation of companies into the Group	0	0	(28)
Current service cost	9	13	14
Interest cost	465	438	436
Benefits paid	(469)	(465)	(428)
Benefits paid by settlements	0	0	9
Contributions made by employees	3	7	6
Past service cost	0	0	0
Actuarial (gains)/losses	(304)	(965)	281
Demographic actuarial (gains)/losses	(91)	(133)	(59)
Financial actuarial (gains)/losses	(213)	(832)	340
Exchange differences and other items	(438)	419	197
Net defined benefit liability (asset) at end of period	€ 8,164	€ 8,898	€ 9,451